----------------------------------------------------------
THE FIRST AUSTRALIA PRIME INCOME
FUND, INC.
Portfolio of Investments
October 31, 1996
---------------------------------------------------------
Principal
  Amount
  Local
 Currency                                      Value
  (000)              Description               (US$)
---------------------------------------------------------
             LONG-TERM INVESTMENTS--117.4%
             AUSTRALIA--112.4%
             Government and Semi-Government--69.6%
             Commonwealth of Australia--36.4%
             Australian Capital
               Territory,
A$  10,000   12.00%, 11/15/01............  $    9,444,374
             Commonwealth Bank of
               Australia,
    75,000   12.00%, 7/15/99.............      66,956,605
             Commonwealth of Australia,
    15,000   12.50%, 1/15/98.............      12,723,309
     5,000   13.00%, 4/15/98.............       4,321,025
    15,000   14.00%, 4/15/99.............      13,855,011
    10,000   12.00%, 7/15/99.............       8,961,264
    40,000   7.00%, 4/15/00..............      31,951,820
   129,900   13.00%, 7/15/00.............     123,474,941
     5,000   13.00%, 12/15/00............       4,826,156
    48,000   12.00%, 11/15/01............      45,994,322
    20,000   10.00%, 10/15/02............      17,975,799
    85,000   7.50%, 7/15/05..............      68,227,817
    15,000   10.00%, 2/15/06.............      13,976,560
   170,000   10.00%, 10/15/07............     160,671,771
    84,000   8.75%, 8/15/08..............      73,342,105
             Northern Territory
               Authority,
    40,000   12.50%, 7/15/01.............      38,214,575
             Telecom,
    10,000   12.00%, 9/1/98..............       8,660,297
                                           --------------
                                              703,577,751
                                           --------------
             New South Wales--8.5%
             New South Wales Treasury
               Corporation,
    20,000   7.50%, 2/1/98...............      16,063,104
    57,000   12.00%, 12/1/01.............      54,381,417
    85,000   7.00%, 4/1/04...............      65,696,218
     7,000   10.50%, 12/7/04.............       6,487,031
    20,000   12.60%, 5/1/06..............      21,216,874
                                           --------------
                                              163,844,644
                                           --------------
---------------------------------------------------------
Principal
  Amount
  Local
 Currency                                      Value
  (000)              Description               (US$)
---------------------------------------------------------
             Queensland--4.6%
             Queensland Treasury
               Corporation,
A$  10,000   8.00%, 7/14/99..............  $    8,179,748
    10,000   8.00%, 8/14/01..............       8,213,964
    45,000   8.00%, 5/14/03..............      36,906,645
    20,000   12.00%, 6/15/05.............      20,146,539
    20,000   8.00%, 9/14/07..............      16,373,166
                                           --------------
                                               89,820,062
                                           --------------
             South Australia--5.8%
             Electricity Trust of South
               Australia,
     5,000   13.00%, 10/1/05.............       5,291,848
             South Australian Financing
               Authority,
    30,000   12.50%, 3/15/98.............      25,629,125
    90,000   10.00%, 1/15/03.............      80,592,713
                                           --------------
                                              111,513,686
                                           --------------
             Tasmania--4.0%
             Tasmanian Public Finance
               Corporation,
    13,000   12.50%, 1/15/01.............      12,235,360
    75,000   9.00%, 11/15/04.............      64,603,303
                                           --------------
                                               76,838,663
                                           --------------
             Victoria--5.1%
             Treasury Corporation of
               Victoria,
    36,000   12.50%, 10/15/03............      36,407,530
    65,500   10.25%, 11/15/06............      61,690,965
                                           --------------
                                               98,098,495
                                           --------------
             Western Australia--5.2%
             Western Australia Treasury Corporation,
    10,000   12.50%, 4/1/98..............       8,563,500
   100,000   10.00%, 7/15/05.............      91,720,799
                                           --------------
                                              100,284,299
                                           --------------
             Total Australian government
               and semi-government
             (cost US$1,222,766,163).....   1,343,977,600
                                           --------------

                                          See Notes to
Financial Statements.
                                       7





---------------------------------------------------------
Principal
  Amount
  Local
 Currency                                      Value
  (000)              Description               (US$)
---------------------------------------------------------
             Eurobonds--33.3%
             Banking and Finance--11.8%
             Australia Industrial
               Development Corporation,
A$   5,000   8.75%, 7/20/04..............  $    4,232,650
             Bank Austria AG,
    10,000   10.875%, 11/17/04...........       9,364,119
             Banque National de Paris,
    14,000   9.00%, 8/13/02..............      11,899,234
             Commerzbank Overseas
               Finance,
     5,000   10.50%, 1/19/00.............       4,341,817
    10,000   10.25%, 4/28/00.............       8,668,385
             Commonwealth Bank of
               Australia,
    11,000   12.75%, 1/7/98..............       9,300,360
    10,000   9.00%, 8/15/05..............       8,617,596
             Eksport Finance & Insurance,
     4,000   7.00%, 6/28/00..............       3,154,643
    19,000   11.00%, 12/29/04............      18,056,976
             Finnish Eksport Credit,
     2,925   9.25%, 12/30/99.............       2,458,503
             GG Securities,
     5,000   9.25%, 3/24/03..............       4,283,796
             Korea Development Bank,
    23,000   7.50%, 8/9/99...............      18,502,680
             Morgan Guaranty Trust,
    10,000   8.00%, 4/18/07..............       8,138,625
             National Australia Bank,
    25,000   8.00%, 4/10/01..............      20,406,609
             Primary Industry Bank of
               Australia,
     5,000   8.00%, 5/15/98..............       4,040,917
     5,000   6.75%, 2/25/99..............       3,944,001
             Rural & Industries Bank of
               Western Australia,
     5,000   8.75%, 9/9/99...............       4,137,666
             Societe Generale Australia,
     5,000   7.75%, 2/19/01..............       4,032,515
             South Australia Financing
               Authority,
     5,000   11.25%, 10/23/01............       4,592,514
             State Bank of New South
               Wales,
    10,500   12.25%, 2/26/01.............       9,859,043
    20,000   11.75%, 8/16/01.............      18,666,545
    23,000   10.75%, 3/12/02.............      20,854,677
    10,000   9.25%, 2/18/03..............       8,625,620
             State Bank of South
               Australia,
    10,000   11.00%, 4/10/02.............       9,175,315
    10,000   9.50%, 10/15/02.............       8,662,327
                                           --------------
                                              228,017,133
                                           --------------
---------------------------------------------------------
Principal
  Amount
  Local
 Currency                                      Value
  (000)              Description               (US$)
---------------------------------------------------------
             Diversified Industrials--1.0%
             Australian National Railway,
A$   4,000   9.50%, 2/25/99..............  $    3,340,392
             Federal Airports
               Corporation,
    20,000   7.00%, 2/16/04..............      15,048,640
             Shell Australia,
     1,786   10.00%, 12/19/97............       1,464,521
                                           --------------
                                               19,853,553
                                           --------------
             Semi-Government and Local Government--11.6%
             New South Wales Treasury Corporation,
    10,000   7.50%, 2/1/98...............       8,037,637
    33,000   11.50%, 7/1/99..............      29,190,385
    70,000   12.00%, 12/1/01.............      66,751,836
    10,000   7.00%, 4/1/04...............       7,768,075
    10,000   10.00%, 6/6/05..............       9,077,417
    30,000   6.50%, 5/1/06...............      22,116,406
    34,000   12.60%, 5/1/06..............      35,757,830
             Province Aples Cotes D'Azur,
    22,000   8.25%, 9/15/99..............      17,935,138
             Province of Quebec,
    16,000   9.50%, 10/2/02..............      13,634,522
             State Electricity Commission
               of Victoria,
     7,000   9.25%, 9/18/03..............       6,058,328
             Treasury Corporation of
               Victoria,
    10,000   8.25%, 10/15/03.............       8,301,070
                                           --------------
                                              224,628,644
                                           --------------
             Supranational Global--8.9%
             Credit Locale de France,
    20,000   8.75%, 7/23/01..............      16,736,801
     5,000   10.25%, 4/12/05.............       4,574,847
             Eurofima,
    68,170   9.875%, 1/17/07.............      62,704,940
             European Bank of
               Reconstruction &
               Development,
    85,000   9.00%, 10/15/02.............      67,610,419
             European Investment Bank,
    23,000   10.25%, 10/1/01.............      20,614,464
                                           --------------
                                              172,241,471
                                           --------------
             Total Australian eurobonds
             (cost US$588,891,942).......     644,740,801
                                           --------------

                                          See Notes to
Financial Statements.
                                       8





---------------------------------------------------------
Principal
  Amount
  Local
 Currency                                      Value
  (000)              Description               (US$)
---------------------------------------------------------
             Corporate Bonds--9.5%
             Asset Backed--0.1%
             FANMAC Limited,
A$     578   10.33%, 6/15/02.............  $      496,651
             Premier Trust 22,
     2,545   11.40%, 12/15/01............       2,210,382
                                           --------------
                                                2,707,033
                                           --------------
             Floating Rate Notes*--3.7%
             Ford Credit Australia
               Limited,
     5,000   7.92%, 4/27/98..............       3,980,017
             GIO Australia Holdings
               Limited,
    14,500   7.275%, 11/16/98............      11,551,939
             Mortgage Power Company,
    15,000   7.96%, 6/12/06..............      11,905,440
             National Mutual Home Loans,
     4,989   7.1317%, 12/1/23............       3,955,645
             Puma Management Limited,
    20,000   7.253%, 12/5/28.............      15,992,070
    15,000   7.50%, 12/5/28..............      12,039,251
             Rams,
    10,000   7.1317%, 3/15/25............       7,945,762
             Residential Mortgage Backed
               Trust,
     5,000   7.2517%, 10/7/22............       3,972,802
                                           --------------
                                               71,342,926
                                           --------------
             Services--5.7%
             Australian & Overseas
               Telecommunication
               Corporation,
    45,000   12.50%, 11/15/00............      42,394,953
    20,000   11.50%, 10/15/02............      18,926,302
     2,000   7.80%, 7/17/03..............       1,606,455
    31,000   12.00%, 5/15/06.............      31,619,213
     2,000   8.75%, 1/15/20..............       1,716,200
             Federal Airports
               Corporation,
     5,000   10.50%, 7/15/99.............       4,307,708
    10,000   8.25%, 6/2/03...............       8,189,676
             Macquarie Bank Limited,
     1,000   9.75%, 8/1/00...............         845,746
                                           --------------
                                              109,606,253
                                           --------------
             Total Australian corporate
               bonds
             (cost US$163,490,280).......     183,656,212
                                           --------------
             Total Australian long-term investments
             (cost US$1,975,148,385).....   2,172,374,613
                                           --------------
---------------------------------------------------------
Principal
  Amount
  Local
 Currency                                      Value
  (000)              Description               (US$)
---------------------------------------------------------
             NEW ZEALAND--5.0%
             Eurobonds--1.8%
             Societe Generale Australia,
NZ$  5,000   9.00%, 5/29/98..............  $    3,572,691
    25,000   9.50%, 7/29/98..............      18,101,986
             Telecom New Zealand Finance,
     5,000   10.00%, 7/10/98.............       3,670,754
     1,500   9.25%, 7/1/02...............       1,134,356
             Transport Power Finance
               Limited,
    10,000   8.00%, 3/15/02..............       7,214,361
                                           --------------
             Total New Zealand eurobonds
             (cost US$32,573,291)........      33,694,148
                                           --------------
             Government Bonds--3.2%
             New Zealand Government
               Bonds,
    20,000   6.50%, 2/15/00..............      13,849,954
    35,000   10.00%, 3/15/02.............      27,659,425
    13,000   8.00%, 4/15/04..............       9,553,268
    15,000   8.00%, 11/15/06.............      11,130,310
                                           --------------
             Total New Zealand government bonds
             (cost US$58,823,788)........      62,192,957
                                           --------------
             Total New Zealand long-term
               investments
             (cost US$91,397,079)........      95,887,105
                                           --------------
             Total long-term investments
             (cost US$2,066,545,464).....   2,268,261,718
                                           --------------
             SHORT-TERM INVESTMENTS--11.4%
             AUSTRALIA--9.1%
             Demand Deposit--4.6%
             BNP Bank Demand Deposit,
A$ 112,597   (cost US$89,164,205)........      89,285,020
                                           --------------
             New South Wales--2.3%
             New South Wales Treasury
               Corporation,
    55,400   12.50%, 4/1/97
               (cost US$48,402,749)......      44,984,220
                                           --------------
             Eurobonds--2.2%
             Banking and Finance--0.1%
             BMW Australia Finance,
     1,700   10.25%, 3/17/97.............       1,363,003
                                           --------------
             Diversified Industrial--0.2%
             Shell Australia,
     5,000   10.125%, 4/1/97.............       4,014,309
                                           --------------

                                          See Notes to
Financial Statements.
                                       9





---------------------------------------------------------
Principal
  Amount
  Local
 Currency                                      Value
  (000)              Description               (US$)
---------------------------------------------------------
             Semi-Government and Local Government--1.5%
             Queensland Treasury
               Corporation,
A$  35,000   8.00%, 5/14/97..............  $   27,957,759
                                           --------------
             Supranational Global--0.4%
             Credit Locale de France,
    10,000   7.50%, 9/15/97..............       7,994,608
                                           --------------
             Total Australian eurobonds
               (cost US$35,334,830)......      41,329,679
                                           --------------
             Total Australian short-term
               investments
               (cost US$172,901,784).....     175,598,919
                                           --------------
             NEW ZEALAND--1.1%
             Government Bond
             New Zealand Government Bond,
NZ$ 30,000   10.00%, 7/15/97
               (cost US$21,170,774)......      21,464,407
                                           --------------
             UNITED STATES--1.2%
US$ 22,838   Repurchase Agreement, State
               Street Bank and Trust Co.,
               5.50% dated 10/31/96 due
               11/1/96 in the amount of
               $22,841,489 (cost
               US$22,838,000;
               collateralized by
               US$19,900,000 United
               States Treasury Bill, due
               8/15/19; value including
               accrued interest-
               US$23,639,284)............      22,838,000
                                           --------------
             Total short-term investments
             (cost US$216,910,558).......     219,901,326
                                           --------------
             Total Investments--128.8%
               (cost US$2,283,456,022;
               Note 3)...................   2,488,163,044
             Other assets in excess of
               other liabilities--2.3%...      43,731,136
             Liquidation value of
               preferred
               stock--(31.1%)............    (600,000,000)
                                           --------------
             Net Assets Applicable to
               Common
               Shareholders--100%........  $1,931,894,180
                                           --------------
                                           --------------
---------------
* The interest rate reflected for floating rate notes is the rate in effect at
  October 31, 1996.
----------------------------------------------------------
THE FIRST AUSTRALIA PRIME INCOME
FUND, INC.
Statement of Assets and Liabilities
October 31, 1996
----------------------------------------------------------
Assets
Investments, at value (cost
  $2,283,456,022).....................   $2,488,163,044
Foreign currency, at value (cost
  $349,660)...........................          353,869
Cash..................................        1,281,231
Interest receivable...................       63,095,539
Other assets..........................          149,440
                                         --------------
    Total assets......................    2,553,043,123
                                         --------------
Liabilities
Dividends payable-common stock........       13,619,183
Withholding taxes payable.............        3,628,257
Accrued expenses and other
  liabilities.........................        1,514,569
Dividends payable-preferred stock.....        1,175,536
Investment management fee payable.....        1,020,766
Administration fee payable............          190,632
                                         --------------
    Total liabilities.................       21,148,943
                                         --------------
Total Net Assets......................   $2,531,894,180
                                         --------------
                                         --------------
Total net assets were composed of:
  Common stock:
    Par value ($.01 per share,
      applicable to 194,559,756
      shares).....................       $    1,945,598
    Paid-in capital in excess of
    par...............................    1,672,741,860
  Preferred stock ($.01 par value per
    share and $25,000 liquidation
    value per share applicable to
    24,000 shares; Note 4)............      600,000,000
                                         --------------
                                          2,274,687,458
  Distributions in excess of net
    investment income.................       (4,799,630)
  Accumulated net realized gains on
    investments.......................          937,851
  Net unrealized appreciation on
  investments.........................      105,542,234
  Accumulated net realized and
    unrealized foreign exchange
    gains.............................      155,526,267
                                         --------------
  Total net assets....................   $2,531,894,180
                                         --------------
                                         --------------
  Net assets applicable to common
    shareholders......................   $1,931,894,180
                                         --------------
                                         --------------
Net asset value per common share:
  ($1,931,894,180 / 194,559,756 shares
  of common stock issued and
  outstanding)........................            $9.93
                                         --------------
                                         --------------

See Notes to Financial Statements.        See Notes to
Financial Statements.

                                       10



----------------------------------------------------------
THE FIRST AUSTRALIA PRIME INCOME
FUND, INC.
Statement of Operations
Year Ended October 31, 1996
----------------------------------------------------------
Net Investment Income
Income
  Interest and discount earned (net of
    foreign withholding taxes of
    $12,958,897).......................   $170,176,632
                                          ------------
Expenses
  Investment management fee............     11,251,987
  Custodian's fees and expenses........      2,750,000
  Administration fee...................      2,465,669
  Auction agent's fees and broker
  commissions..........................      1,370,000
  Shareholder relations and
  communications.......................        968,000
  Transfer agent's fees and expenses...        650,000
  Directors' fees and expenses.........        516,000
  Independent accountant's fees and
  expenses.............................        212,000
  Legal fees and expenses..............        200,000
  Insurance expense....................        101,000
  Miscellaneous........................         76,139
                                          ------------
  Total operating expenses.............     20,560,795
                                          ------------
Net investment income before excise
  tax..................................    149,615,837
  Excise tax...........................       (424,473)
                                          ------------
Net investment income..................    149,191,364
                                          ------------
Realized and Unrealized
Gains on Investments
and Foreign Currencies
Net realized gains on investment
  transactions.........................      3,752,308
Net change in unrealized appreciation
  on investments.......................    127,372,784
                                          ------------
Net gains on investments...............    131,125,092
                                          ------------
Net increase in total net assets from
  operations before net foreign
  exchange gains.......................    280,316,456
Net realized and unrealized foreign
  exchange gains.......................     70,488,385
                                          ------------
Net Increase In Total Net Assets
Resulting From Operations..............   $350,804,841
                                          ------------
                                          ------------

----------------------------------------------------------
THE FIRST AUSTRALIA PRIME INCOME
FUND, INC.
Statement of Cash Flows
Year Ended October 31, 1996
----------------------------------------------------------
Increase (Decrease) in Cash
(Including Foreign Currency)
Cash flows used for operating
activities
  Interest received (net of foreign
    withholding taxes)...............   $   158,540,037
  Expenses paid......................       (21,122,063)
  Sales of short-term portfolio
  investments, net...................         9,043,862
  Purchases of long-term portfolio
  investments........................    (1,857,106,859)
  Proceeds from sales of long-term
    portfolio
    investments......................     1,340,564,521
  Other..............................           (74,850)
                                        ---------------
    Net cash used for operating
    activities.......................      (370,155,352)
                                        ---------------
Cash flows provided from financing
activities
  Net proceeds from issuance of
    preferred shares.................       122,958,530
  Net proceeds from rights
    offering.........................       299,771,852
  Dividends and distributions paid to
    preferred shareholders...........       (26,550,398)
  Dividends and distributions paid to
    common
    shareholders (net of $5,241,634
    paid in the issuance of
    shares)..........................      (140,203,862)
                                        ---------------
    Net cash provided from financing
    activities.......................       255,976,122
                                        ---------------
Effect of changes in exchange rate...        64,689,043
                                        ---------------
Net decrease in cash.................       (49,490,187)
  Cash at beginning of year..........        51,125,287
                                        ---------------
  Cash at end of year................   $     1,635,100
                                        ---------------
                                        ---------------
Reconciliation of Net Increase in Total
Net Assets from Operations to Net Cash
(Including Foreign Currency) Used For
Operating Activities
Net increase in total net assets
  resulting from
  operations.........................   $   350,804,841
                                        ---------------
  Increase in investments............      (496,379,614)
  Increase in interest receivable....       (11,916,913)
  Net increase in other assets.......           (74,850)
  Increase in accrued expenses and
    other liabilities................           143,523
  Decrease in payable for investments
    purchased........................       (11,118,862)
  Net realized gain on investment
  transactions.......................        (3,752,308)
  Net change in unrealized
    appreciation on
    investments......................      (127,372,784)
  Net realized and unrealized foreign
    exchange gains...................       (70,488,385)
                                        ---------------
    Total adjustments................      (720,960,193)
                                        ---------------
Net cash used for operating
activities...........................   $  (370,155,352)
                                        ---------------
                                        ---------------

See Notes to Financial Statements.        See Notes to
Financial Statements.

                                       11



----------------------------------------------------------
THE FIRST AUSTRALIA PRIME INCOME
FUND, INC.
Statement of Changes
in Net Assets
----------------------------------------------------------
                               Year Ended October 31,
Increase (Decrease)        -------------------------------
in Total Net Assets             1996             1995
                           --------------   --------------
Operations
  Net investment income... $  149,191,364   $  130,160,245
  Net realized gains on
    investment
    transactions..........      3,752,308       18,189,710
  Net change in unrealized
    appreciation
    (depreciation) on
    investments...........    127,372,784       89,317,008
                           --------------   --------------
  Net increase in total
    net assets resulting
    from operations before
    net foreign exchange
    gains.................    280,316,456      237,666,963
  Net realized and
    unrealized foreign
    exchange gains........     70,488,385       54,519,666
                           --------------   --------------
Net increase in total net
  assets resulting from
  operations..............    350,804,841      292,186,629
                           --------------   --------------
Dividends to shareholders
  from net investment
  income
  Common shares...........   (142,448,343)    (114,007,842)
  Preferred shares........    (23,607,820)     (22,484,591)
                           --------------   --------------
                             (166,056,163)    (136,492,433)
                           --------------   --------------
Distributions to
  shareholders
  from net realized
  capital gains
  Common shares...........     (4,985,403)     (20,904,930)
  Preferred shares........     (3,046,221)      (2,142,800)
                           --------------   --------------
                               (8,031,624)     (23,047,730)
                           --------------   --------------
Fund share transactions
  Net proceeds from
    issuance of preferred
    shares................    122,958,530       73,620,000
  Net proceeds from rights
    offering of Fund
    shares................    299,771,852      224,618,810
  Net asset value of
    shares issued to
    shareholders in
    reinvestment of
    dividends and
    distributions and in
    connection with
    dividends paid in
    stock.................      5,241,634        7,688,453
                           --------------   --------------
                              427,972,016      305,927,263
                           --------------   --------------
Total increase............    604,689,070      438,573,729
Total Net Assets
Beginning of year.........  1,927,205,110    1,488,631,381
                           --------------   --------------
End of year............... $2,531,894,180   $1,927,205,110
                           --------------   --------------
                           --------------   --------------

----------------------------------------------------------
THE FIRST AUSTRALIA PRIME INCOME FUND, INC.
Notes to Financial Statements
----------------------------------------------------------
   The First Australia Prime Income Fund, Inc. (the ``Fund'') was incorporated in Maryland on March 14, 1986 as a closed-end, non-diversified investment company. The Fund's investment objective is current income through investment primarily in Australian debt securities. The Fund may also achieve incidental capital appreciation. It is expected that normally at least 65% of the Fund's total assets will be invested in Australian dollar denominated debt securities of Australian banks and federal and state governmental and corporate entities.
To achieve its investment objective, the Fund may invest the remainder of its assets in debt securities of comparable quality which are denominated in
Australian or New Zealand dollars of other issuers, whether or not domiciled in
Australia or New Zealand, and in U.S. Government securities and corporate and bank debt securities of U.S. issuers rated Aa or Prime-2 or better by Moody's
Investors Service, Inc. (``Moody's'') or AA or A-2 or better by Standard &
Poor's Corporation (``S&P''). It is the Fund's policy to limit its investments, as to 65% of its total assets, to issuers of debt securities rated AA or better by S&P--Australian Ratings Pty. Ltd. or S&P or Aa or better by Moody's or which, in the judgement of the Investment Manager, are of equivalent quality. The remainder of the Fund's investments will be rated A by those rating agencies or, if unrated, will in the Investment Manager's judgement be of equivalent quality. The ability of issuers of debt securities, including foreign currency balances on deposit with the Fund's Australian and New Zealand subcustodian banks, held by the Fund to meet their obligations may be affected by economic or political developments in a specific industry or region.

Note 1. Accounting            The following is a summary of
                              significant accounting
policies Policies
                              followed by the Fund in the
preparation of its
financial statements.
Basis of Presentation: The financial statements of the Fund
are prepared in
accordance with United States generally accepted accounting
principles using the United States dollar as both the
functional and reporting currency.
Security Valuation: Investments are stated at value.
Investments for which
market quotations are readily available are valued based on
prices provided by a pricing service or the lower of the
quotations from two leading Australian or
New Zealand brokers in the debt securities market, in the
event that
See Notes to Financial Statements.
                                       12

a price cannot be obtained by the pricing service.
Securities for which market
quotations are not readily available are valued at fair
value using methods
determined in good faith by or under the direction of the
Fund's Board of
Directors.
   Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.
   In connection with transactions in repurchase agreements
with U.S. financial
institutions, it is the Fund's policy that its custodian
take possession of the
underlying collateral securities, the value of which exceeds the principal
amount of the repurchase transaction, including accrued
interest. To the extent
that any repurchase transaction exceeds one business day,
the collateral is
valued on a daily basis to determine its adequacy. If the
seller defaults and
the value of the collateral declines or if bankruptcy
proceedings are commenced
with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. Foreign Currency Translation: Australian dollar (``A$'') and New Zealand dollar
(``NZ$'') amounts are translated into United States dollars
on the following
basis:
   (i) market value of investment securities, other assets
and liabilities             at the exchange rates at the end
of the fiscal year;
  (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.
   The Fund isolates that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at fiscal year end.
Similarly, the Fund isolates the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal year.
   Net realized and unrealized foreign exchange gains of $70,488,385 include realized foreign exchange gains and losses from sales and maturities of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of interest, discount and foreign withholding taxes recorded on the Fund's books and the US dollar equivalent amounts actually received or paid and changes in unrealized foreign exchange gains and losses in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate. Accumulated net realized and unrealized foreign exchange gains shown in the composition of net assets at October 31, 1996 represent foreign exchange gains for book purposes that have not yet been recognized for tax purposes.
   Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the
U.S. dollar.
   The exchange rate at October 31, 1996 was US$.7930 to A$1.00 for the
Australian dollar and US$.6781 to NZ$1.00 for the New
Zealand dollar.
Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses from security and currency transactions are calculated on the identified cost basis.
Interest income is recorded on an accrual basis. Discounts on short-term securities are accreted over the life of the security. Dividends and Distributions: It is the Fund's current policy to pay dividends from net investment income monthly. The Fund will also declare and pay distributions at least annually from net realized gains on investment transactions and net realized foreign exchange gains, if any. Dividends and distributions to common shareholders are recorded on the ex-dividend date.
Dividends and distributions to preferred shareholders are accrued on a weekly basis and are determined as described in Note 4.
   Income distributions and capital and currency gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currencies, loss deferrals and recognition of market discount.
Taxes: For federal income and excise tax purposes, substantially all of the
Fund's transactions are accounted for using the Australian dollar as the functional currency. Accordingly, only realized currency gains and losses resulting from the repatriation of Australian dollars into United States dollars or transactions in New Zealand dollars are recognized for tax purposes.
   No provision has been made for United States income taxes because it is the
Fund's policy to continue to meet the requirements of the United States Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Provision has been made for United States excise taxes incurred during the fiscal year. Australia and New Zealand impose a withholding tax of 10% on most interest and discount earned.
Cash Flow Information: The Fund invests in securities and distributes dividends from net investment income and net realized gains from investment and currency transactions which are paid in cash or are reinvested at the discretion of

                                       13

shareholders. These activities are reported in the Statement of Changes in Net
Assets and additional information on cash receipts and cash
payments is
presented in the Statement of Cash Flows. Cash includes
domestic and foreign
currency.
Reclassification of Capital Accounts: The Fund accounts and
reports for
distributions to shareholders in accordance with Statement
of Position 93-2:
Determination, Disclosure, and Financial Statement
Presentation of Income,
Capital Gain, and Return of Capital Distributions by
Investment Companies.
During the fiscal year ended October 31, 1996, the Fund
increased undistributed
net investment income by $          , decreased accumulated
net realized gains
on investments by $         , decreased accumulated net
realized foreign
exchange gains by $         and decreased paid-in capital in
excess of par by
$       . Net investment income, net realized gains and net
assets were not
affected by this change.

Note 2. Agreements            The Fund has agreements
                              with EquitiLink International
Management Limited
(the ``Investment Manager''), EquitiLink Australia Limited
(the ``Investment
Adviser''), The Prudential Insurance Company of America (the ``Consultant''), and Prudential Mutual Fund Management, LLC. (the ``Administrator''). The
Investment Manager and the Investment Adviser are affiliated companies; the
Administrator is an indirect wholly-owned subsidiary of the Consultant.
   The Investment Manager makes investment decisions on behalf of the Fund on the basis of recommendations and information furnished to it by the Investment
Adviser and the Consultant, including the selection of and the placement of orders with brokers and dealers to execute portfolio transactions on behalf of the Fund.
   The management agreement provides the Investment Manager with a fee, computed weekly and payable monthly, at the following annual rates: 0.65% of the Fund's average weekly total net assets of common and preferred shareholders up to $200 million,
0.60% of such assets between $200 million and $500 million, 0.55% of such assets between $500 million and $900 million and 0.50% of such assets in excess of $900 million. Effective June 1, 1996, the Investment Manager received a fee at the following annual rates: 0.65% of the Fund's average weekly total net assets of common and preferred shareholders up to $200 million, 0.60% of such assets between $200 million and $500 million, 0.55% of such assets between $500 million and $900 million, 0.50% of such assets between $900 million and $1,750 million and 0.45% of such assets in excess of $1,750 million.
   The administration agreement provides the Administrator with a fee at the annual rate of 0.15% of the Fund's average weekly total net assets of common and preferred shareholders up to $900 million and 0.10% of such assets in excess of $900 million. Effective June 1, 1996 the Administrator received a fee at the annual rate of 0.15% of the Fund's average weekly total net assets of common and preferred shareholders up to $900 million, 0.10% of such assets between $900 million and $1,750 million and 0.07% of such assets in excess of $1,750 million. The Investment Manager pays fees to the Investment Adviser and the Consultant for their services rendered. The Investment Manager informed the Fund that it paid $4,841,352 to the Investment Adviser and $309,208 to the Consultant during the fiscal year ended October 31,
1996.

Note 3. Portfolio             Purchases and sales of invest-
Securities                    ment securities, other than
                              short-term investments, for
the fiscal year ended
October 31, 1996 aggregated $1,677,260,895 and
$1,220,280,347, respectively.
   The United States federal income tax basis of the Fund's investments at
October 31, 1996 was $2,488,163,044 and accordingly, net unrealized appreciation for United States federal income tax purposes was $203,771,009 (gross unrealized appreciation-- $207,325,563; gross unrealized depreciation--$3,554,554).

Note 4. Capital               There are 200 million shares
                              of common stock authorized. Of
the 194,559,756
common shares outstanding at October 31, 1996, the Investment Manager owned
52,759 shares.
   In connection with a rights offering, shareholders of record on May 1, 1996 were issued one-fifth of a non-transferable right for each full share of common stock owned, entitling shareholders the opportunity to acquire one newly issued share of common stock for every whole right held at a subscription price equal to a 5% discount from the lesser of net asset value on the expiration date (May
23, 1996) or the average market value on that date and the four business days preceding the expiration date. On May 29, 1996 the Fund issued 38,911,951 shares of common stock at $8.03 per share. Rights offering costs estimated at
$1,364,332 ($.01 per share) and brokerage and dealer-manager commissions of
$11,326,783 ($.07 per share) were charged to paid-in capital of common shareholders resulting in net proceeds to the Fund of $299,771,852. The net asset value per share of the Fund's common shareholders was reduced by approximately $.39 per share as a result of this share issuance. Prudential
Securities Incorporated (``PSI''), an affiliate of the Consultant and the
Administrator, and its financial advisors earned approximately

                                       14

$3,104,000 of the aforementioned commissions with respect to its participation in the rights offering.
   The Fund issued 568,703 shares during the fiscal year ended October 31, 1996 in connection with the reinvestment of dividends and distributions paid to shareholders in the dividend reinvestment plan.
   During the fiscal year ended October 31, 1995 the Fund issued 30,723,350 shares of common stock (net proceeds $224,618,810) in connection with a rights offering of the Fund's shares. The Fund also issued 177,377 shares in connection with the reinvestment of dividends and distributions paid to shareholders enrolled in the dividend reinvestment plan and 702,496 shares in connection with a cash dividend paid in stock.
   The Preferred Stock have rights as determined by the Board of Directors. The
24,000 shares of Auction Market Preferred Stock (``Preferred Stock'') outstanding consist of nine series as follows: Series A-- 3,000 shares, Series
B--3,000 shares, Series C--2,000 shares, Series D--4,000 shares, Series E--2,000 shares, Series F--2,000 shares, Series G--3,000 shares, Series H--2,500 shares and Series I- -2,500 shares.
   Effective April 25, 1996 Series A through Series F
Preferred Stock was split
(4:1) resulting in a liquidation value of $25,000 per share plus any accumulated but unpaid dividends. Series G, H and I Preferred Stock were originally issued with a liquidation value of $25,000 per share plus any accumulated but unpaid dividends.
On September 10, 1996 the Fund issued $62,500,000 in liquidation value of Series H preferred shares and $62,500,000 in liquidation value of Series I preferred shares. Preferred share offering costs of $161,362 and underwriting discounts of $859,375 per Series were charged to paid-in capital of common shareholders resulting in net proceeds to the Fund of $61,479,265 per series. PSI advised the Fund that it received $1,718,750 in underwriting fees in connection with the Series H and Series I preferred share offering.
   During the fiscal year ended October 31, 1995 the Fund issued $75,000,000 in liquidation value of Series G preferred shares. Preferred share offering costs of $255,000 and underwriting discounts of $1,125,000 were charged to paid-in capital of common shareholders resulting in net proceeds to the Fund of
$73,620,000.
   Dividends on each series of Preferred Stock are cumulative at a rate established at the initial public offering and are typically reset every 28 days for Series A through D and every seven days for Series E through I based on the results of an auction. Dividend rates ranged from 4.75% to 6.00% during the fiscal year ended October 31, 1996. Under the Investment Company Act of 1940, the Fund may not declare dividends or make other distributions on shares of common stock or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding
Preferred Stock would be less than 200%.
   The Preferred Stock is redeemable at the option of the Fund, in whole or in part, on any dividend payment date at liquidation value plus any accumulated but unpaid dividends. The Preferred Stock is also subject to mandatory redemption at liquidation value plus any accumulated but unpaid dividends if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in the Articles of Incorporation are not satisfied.
   The holders of Preferred Stock have voting rights equal to the holders of common stock (one vote per share) and will vote together with holders of shares of common stock as a single class. However, holders of Preferred Stock are also entitled to elect two of the Fund's directors.

Note 5. Dividends             On November 18, 1996 the
And Distributions             Board of Directors of the Fund
                              declared a distribution from
undistributed net
investment income of $.07 per common share payable on
December 13, 1996 to
common shareholders of record on November 29, 1996.
   On December 16, 1996 the Board of Directors of the Fund
declared a
distribution of $  per common share comprised of $       per
share from capital
gains and $       per share from net investment income
payable on January 17,
1997 to shareholders of record on December 31, 1996.
   Subsequent to October 31, 1996, dividends and distributions declared and paid on Preferred Stock totalled approximately $3,324,500 for the nine outstanding preferred share series in the aggregate through December 13, 1996.

                                       15


------------------------------------------------------------
-------------------
THE FIRST AUSTRALIA PRIME INCOME FUND, INC.
Financial Highlights
------------------------------------------------------------
-------------------

Years ended October 31,
                                                     -------
------------------------------------------------------------
--
PER SHARE OPERATING PERFORMANCE:                       1996*
1995*           1994           1993          1992
                                                     -------
---     ----------     --------        ----------     ------
--
Net asset value per common share, beginning of
  year.............................................  $
9.36      $     8.82     $    10.09     $     9.61     $
11.31
                                                     -------
---      ----------     ----------     ----------     ------
--
Net investment income..............................
 .87             .93           1.01           1.19
1.29
Net realized and unrealized gain (loss) on
  investments and foreign currencies...............
1.17            1.16          (1.03)           .58
(1.42)
                                                     -------
---      ----------     ----------     ----------     ------
--
  Total from investment operations.................
2.04            2.09           (.02)          1.77
(.13)
                                                     -------
---      ----------     ----------     ----------     ------
--
Dividends from net investment income to preferred
  shareholders.....................................
(.15)           (.17)          (.12)          (.11)
(.14)
Dividends from net investment income to common
  shareholders.....................................
(.86)           (.83)          (.84)         (1.08)
(1.10)
Distributions from net capital and currency gains
  to preferred shareholders........................
(.02)           (.01)          (.01)          (.01)
(.01)
Distributions from net capital and currency gains
  to common shareholders...........................
(.03)           (.15)          (.17)          (.08)
(.29)
                                                     -------
---      ----------     ----------     ----------     ------
--
  Total dividends and distributions................
(1.06)          (1.16)         (1.14)         (1.28)
(1.54)
                                                     -------
---      ----------     ----------     ----------     ------
--
Capital charge in respect to issuance of shares....
(.41)           (.39)          (.11)          (.01)
(.03)
                                                     -------
---      ----------     ----------     ----------     ------
--
Net asset value per common share, end of year......  $
9.93      $     9.36     $     8.82     $    10.09     $
9.61
                                                     -------
---      ----------     ----------     ----------     ------
--
                                                     -------
---      ----------     ----------     ----------     ------
--
Market price per common share, end of year.........  $
8.94      $     9.31     $     9.56     $    10.25     $
10.00
                                                     -------
---      ----------     ----------     ----------     ------
--
                                                     -------
---      ----------     ----------     ----------     ------
--
TOTAL INVESTMENT RETURN BASED ON(D):
Market value.......................................
8.78%          3.32%         15.00%        4.11%
Net asset value....................................
18.54%         (3.19)%        17.80%       (3.22)%
RATIOS TO AVERAGE NET ASSETS OF COMMON
SHAREHOLDERS/SUPPLEMENTAL DATA#:
Expenses(D)(D).....................................
1.19%           1.47%          1.41%          1.44%
1.43%
Net investment income before preferred stock
  dividends........................................
8.43%          10.83%         10.68%         12.13%
12.14%
Preferred stock dividends..........................
1.33%           1.87%          1.20%          1.13%
1.25%
Net investment income available to common
  shareholders.....................................
7.10%           8.96%          9.48%         11.00%
10.89%
Portfolio turnover rate............................
61%             50%            34%            23%
17%
Net assets of common shareholders, end of year (000
  omitted).........................................
$1,931,894      $1,452,205     $1,088,631     $1,050,084
$977,933
Average net assets of common shareholders (000
  omitted).........................................
$1,770,521      $1,201,383     $1,174,394     $1,011,324
$938,072
Senior securities (preferred stock) outstanding
  (000 omitted)....................................  $
600,000      $  475,000     $  400,000     $  350,000
$300,000
Asset coverage of preferred stock at year end......
422%            406%           372%           400%
426%

---------------
     * Calculated based upon weighted average shares outstanding during the year.
   (D) Total investment return is calculated assuming a purchase of common stock on the first day and a sale on the last day of each year reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(D)(D) Includes expenses of both preferred and common stock. # Ratios calculated on the basis of income, expenses and preferred share dividends applicable to both the
       common and preferred shares relative to the average net assets of common shareholders.
 NOTE: Contained above is operating performance for a share of common stock outstanding, total investment return, ratios to average net assets of common shareholders and other supplemental data for each of the years indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Fund's common shares.

See Notes to Financial Statements.
                                       16


                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of The First Australia Prime Income Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations, of cash flows and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The First Australia Prime
Income Fund, Inc. (the ``Fund'') at October 31, 1996, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as ``financial statements'') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1996 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
December 10, 1996
                                       17

                            FEDERAL TAX INFORMATION:
                           DIVIDENDS AND DISTRIBUTIONS

   As required by Internal Revenue Code regulations, we are to advise you within
60 days of the Fund's fiscal year end (October 31, 1996) as to the tax status of dividends, distributions and foreign tax credits paid by the Fund during the fiscal year. During fiscal year 1995, the Fund paid dividends from net investment income and short-term capital gains which are taxable as ordinary income. These dividends do not qualify for the 70% dividends received deduction for corporations. The Fund also paid distributions from long-term capital gains which are taxable as such.
   The Fund has elected to give the benefit of foreign tax credits to its shareholders in the amount designated below on a per share basis. Accordingly, shareholders who must report their gross income dividends and distributions in a federal income tax return will be entitled to a foreign tax credit, or an itemized deduction, in computing their U.S. income tax liability. It is generally more advantageous to claim a credit rather than to take a deduction.
The following table allocates the dividends and distributions paid by their sources:


Dividend

Foreign            and
                                                       Gross
Taxes        Distributions
                Common Shares                         Amount
Paid             Paid
                --------------------------------------------
------------------------------------
                Ordinary Income:
                  Australia                          $
$               $
                  United States
--
                  New Zealand
--
                Capital Gains: Short-Term
--
                               Long-Term
--
                                                     -------
--       -------       -------------
                                                     $
$               $
                                                     -------
--       -------       -------------
                                                     -------
--       -------       -------------


                Preferred Shares
                --------------------------------------------
------------------------------------
                Series A:
                Ordinary Income:
                  Australia                          $
$               $
                  United States
--
                  New Zealand
--
                                                     -------
--       -------       -------------
                                                     $
$               $
                                                     -------
--       -------       -------------
                                                     -------
--       -------       -------------
                Series B:
                Ordinary Income:
                  Australia                          $
$               $
                  United States
--
                  New Zealand
--
                Capital Gains: Long-Term
--
                                                     -------
--       -------       -------------
                                                     $
$               $
                                                     -------
--       -------       -------------
                                                     -------
--       -------       -------------
                Series C:
                Ordinary Income:
                  Australia                          $
$               $
                  United States
--
                  New Zealand
--
                Capital Gains: Long-Term
--
                                                     -------
--       -------       -------------
                                                     $
$               $
                                                     -------
--       -------       -------------
                                                     -------
--       -------       -------------

                                       18




Dividend

Foreign            and
                                                 Gross
Taxes        Distributions
                Preferred Shares                Amount
Paid             Paid
                --------------------------------------------
------------------------------
                Series D:
                Ordinary Income:
                  Australia                    $
$               $
                  United States
--
                  New Zealand
--
                Capital Gains: Long-Term
--
                                               ---------
-------       -------------
                                               $
$               $
                                               ---------
-------       -------------
                                               ---------
-------       -------------
                Series E:
                Ordinary Income:
                  Australia                    $
$               $
                  United States
--
                  New Zealand
--
                Capital Gains: Long-Term
--
                                               ---------
-------       -------------
                                               $
$               $
                                               ---------
-------       -------------
                                               ---------
-------       -------------
                Series F:
                Ordinary Income:
                  Australia                    $
$               $
                  United States
--
                  New Zealand
--
                Capital Gains: Long-term
--
                                               ---------
-------       -------------
                                               $
$               $
                                               ---------
-------       -------------
                                               ---------
-------       -------------
                Series G:
                Ordinary Income:
                  Australia                    $
$               $
                  United States
--
                  New Zealand
--
                Capital Gains: Long-term
--
                                               ---------
-------       -------------
                                               $
$               $
                                               ---------
-------       -------------
                                               ---------
-------       -------------
                Series H:
                Ordinary Income:
                  Australia                    $
$               $
                  United States
--
                Capital Gains: Long-term
--
                                               ---------
-------       -------------
                                               $
$               $
                                               ---------
-------       -------------
                                               ---------
-------       -------------
                Series I:
                Ordinary Income:
                  Australia                    $
$               $
                  United States
--
                Capital Gains: Long-term
--
                                               ---------
-------       -------------
                                               $
$               $
                                               ---------
-------       -------------
                                               ---------
-------       -------------
                                       19


   Although the Fund has made the election required to make
this credit or
deduction available to you, the amount of allowable tax
credit is subject to
Section 904 of the Internal Revenue Code. Shareholders are
advised to consult
their own tax advisers with respect to the tax consequences
of their investment
in the Fund.
   In January 1997 shareholders will receive Form 1099-DIV,
or substitute
1099-DIV, which will reflect the amount of dividends and
distributions and
foreign taxes to be used by calendar year taxpayers on their
1996 federal income
tax returns.
                                       20


                                OTHER INFORMATION

   Dividend Reinvestment and Cash Purchase Plan. Shareholders may elect to have all distributions of dividends and capital gains automatically reinvested in
Fund shares pursuant to the Fund's Dividend Reinvestment and Cash Purchase Plan
(the Plan). Shareholders who do not participate in the Plan will receive all distributions in cash paid by check in United States dollars mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the custodian, as dividend disbursing agent.
Shareholders who wish to participate in the Plan should contact the Fund at
(800) 451-6788.
   State Street Bank & Trust Co. (the Plan Agent) serves as agent for the shareholders in administering the Plan. Dividends and capital gains distributions payable to Plan Participants will be promptly invested. If the
Fund declares an income dividend or capital gains distribution payable in stock to shareholders who are not Plan participants, then Plan participants will receive that dividend or distribution in newly issued shares on identical terms and conditions.
   In every other case Plan Participants will receive shares on the following basis: If the market price of the Fund's common stock plus any brokerage commission is equal to or exceeds net asset value, Plan participants will receive newly issued shares valued at the greater of net asset value or 95% of current market price. If, on the other hand, the net asset value plus any brokerage commission exceeds the market price, the Plan Agent will buy shares in the open-market. If the market price plus any applicable brokerage commission exceeds net asset value before the Plan Agent has completed its purchases, the
Fund will issue new shares to complete the program. All reinvestments are in full and fractional shares carried to three decimal places.
   There is no charge to participants for reinvesting dividends or capital gain distributions, except for certain brokerage commissions, as described below. The
Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Fund. There will be no brokerage commissions charged with respect to shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable on such dividends and distributions.
   The Plan also allows participants to make optional cash investments in Fund shares through the Plan Agent on the open market.
   The Fund reserves the right to amend or terminate the Plan either in full or partially upon 90 days' written or telephone notice to shareholders of the Fund.
   Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent and will receive certificates for whole Shares and cash for fractional Shares either in full or partially. In the alternative, by giving proper notice to the Plan Agent, participants may receive cash in lieu of shares in an amount which is reduced by brokerage commissions incurred in connection with the sale of shares and a $2.50 service fee.
   All correspondence concerning the Plan should be directed to the Plan Agent,
State Street Bank & Trust Company, P.O. Box 8200, Boston, MA
02266-8200.

                                       21


Directors
Anthony E. Aaronson
Sir Roden Cutler
David Lindsay Elsum
Rt. Hon. Malcolm Fraser
Laurence S. Freedman, Chairman
Michael R. Horsburgh
Harry A. Jacobs, Jr.
Howard A. Knight
Roger C. Maddock
David Manor
Neville J. Miles
William J. Potter
Peter D. Sacks
John T. Sheehy
Brian M. Sherman
Marvin Yontef

Officers
Brian M. Sherman, President
Laurence S. Freedman, Vice President
Ouma Sananikone-Fletcher, Assistant Vice President
  and Chief Investment Officer
David Manor, Treasurer
Roy M. Randall, Secretary
Eugene S. Stark, Assistant Treasurer
Barry G. Sechos, Assistant Treasurer
Kenneth T. Kozlowski, Assistant Treasurer
Allan S. Mostoff, Assistant Secretary
Margaret A. Bancroft, Assistant Secretary

This report, including the financial statements herein, is transmitted to the shareholders of The First Australia Prime Income Fund, Inc.
for their
information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment
Company Act of 1940 that the Fund may purchase, from time to time, shares of its common stock in the open market.


------------------------------------------------------------
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------------------------------------------------------------
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            Investment Manager
            EquitiLink International Management Limited
            Union House, Union Street
            St. Helier, Jersey, Channel Islands

            Investment Adviser
            EquitiLink Australia Limited
            190 George Street
            Sydney, NSW 2000, Australia

            Consultant
            The Prudential Insurance Company of America
            Prudential Plaza
            Newark, New Jersey 07101

            Administrator
            Prudential Mutual Fund Management, LLC.
            Gateway Center Three
            100 Mulberry Street
            Newark, NJ 07102-4077

            Custodian and Transfer Agent
            State Street Bank and Trust Company
            One Heritage Drive
            North Quincy, MA 02171

            Auction Agent
            The Chase Manhattan Bank
            450 West 33rd Street
            New York, New York 10001

            Independent Accountants
            Price Waterhouse LLP
            1177 Avenue of the Americas
            New York, New York 10036

            Legal Counsel
            Dechert Price & Rhoads
            1500 K Street N.W.
            Washington, D.C. 20005

            Freehill, Hollingdale and Page
            19-29 Martin Place
            Sydney, NSW 2000, Australia

                              Gateway Center Three
                              100 Mulberry Street
                             Newark, NJ 07102-4077
                 for information call toll-free (800) 362-
3277
                             collect (201) 367-7403
                  or for information regarding net asset
value
                                 (800) 451-6788
  The common shares of The First Australia Prime Income
Fund, Inc. are
traded on the American Stock Exchange and on the Pacific
Stock Exchange
under the symbol ``FAX''. Information about the Fund's net asset value and market price is published weekly in Barron's and in the Monday edition of
The Wall Street Journal.
  For a weekly update of the Fund's net asset value and share price, or to receive more information on the Fund, call toll-free:

                                 1-800-323-9995
318653102
                        (R)
   The First Australia
   Prime Income
   Fund, Inc.
------------------------------------------------------------
-------
   Annual Report
   October 31, 1996


             Highlights
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